Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
January 31, 2022
PAF-NPRT1-0422
1.813019.117
Common Stocks - 94.2%
	Shares	Value ($)
Australia - 5.3%
Aristocrat Leisure Ltd.	391,468	11,347,782
BWX Ltd.	2,655,271	6,385,993
HUB24 Ltd.	369,316	7,196,560
Lynas Rare Earths Ltd. (a)	652,511	4,214,635
Macquarie Group Ltd.	130,520	17,060,466
Technology One Ltd.	889,134	6,651,617
TOTAL AUSTRALIA		52,857,053
Cayman Islands - 12.7%
Anta Sports Products Ltd.	296,000	4,444,520
Antengene Corp. (a)(b)	2,162,726	1,699,803
Bilibili, Inc. Class Z (a)	60,100	2,099,836
China High Precision Automation Group Ltd. (a)(c)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,810,000	7,853,979
Hypebeast Ltd. (a)	21,817,500	2,821,340
JD.com, Inc. Class A (a)	39,785	1,507,908
Medlive Technology Co. Ltd. (b)	27,500	44,650
Pinduoduo, Inc. ADR (a)	166,000	9,933,440
Sea Ltd. ADR (a)	37,800	5,681,718
Shenzhou International Group Holdings Ltd.	424,700	7,880,288
Tencent Holdings Ltd.	835,500	52,354,335
XPeng, Inc. Class A	438,100	7,641,063
Zai Lab Ltd. (a)	157,300	7,430,102
ZTO Express, Inc. sponsored ADR	495,000	14,869,800
TOTAL CAYMAN ISLANDS		126,262,787
China - 6.6%
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	6,406,977
Estun Automation Co. Ltd. (A Shares)	2,667,514	9,748,183
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	5,913,049
Kweichow Moutai Co. Ltd. (A Shares)	23,550	7,045,159
OPT Machine Vision Tech Co. Ltd. (A Shares)	115,700	4,289,673
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	158,199	8,078,512
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,471,100	7,596,255
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,947,804	8,945,894
ZTE Corp. (H Shares)	3,065,000	8,282,368
TOTAL CHINA		66,306,070
Hong Kong - 4.2%
AIA Group Ltd.	2,155,400	22,501,971
Hang Seng Bank Ltd.	983,800	19,477,093
TOTAL HONG KONG		41,979,064
India - 4.3%
Embassy Office Parks (REIT)	2,091,900	10,359,958
HDFC Bank Ltd.	416,032	8,372,094
Housing Development Finance Corp. Ltd.	247,184	8,439,383
Power Grid Corp. of India Ltd.	1,995,280	5,786,533
Reliance Industries Ltd.	309,075	9,966,850
TOTAL INDIA		42,924,818
Indonesia - 2.8%
PT Avia Avian (a)	86,989,900	5,309,578
PT Bank Central Asia Tbk	26,099,000	13,881,989
PT Bank Rakyat Indonesia (Persero) Tbk	30,176,775	8,589,379
TOTAL INDONESIA		27,780,946
Japan - 39.3%
Astellas Pharma, Inc.	415,800	6,711,251
Capcom Co. Ltd.	244,900	5,912,071
Daiichikosho Co. Ltd.	200,000	5,667,224
DENSO Corp.	330,600	24,673,910
Digital Hearts Holdings Co. Ltd.	135,500	2,041,427
Fujitsu Ltd.	39,200	5,182,177
Hitachi Ltd.	306,000	15,904,667
Hoya Corp.	148,500	19,255,749
INPEX Corp.	1,008,300	10,193,407
Iriso Electronics Co. Ltd.	128,900	5,233,841
JEOL Ltd.	65,700	3,582,121
Keyence Corp.	11,500	5,898,611
Lifenet Insurance Co. (a)	370,100	2,089,057
Minebea Mitsumi, Inc.	401,500	9,824,943
Misumi Group, Inc.	262,100	8,503,017
Money Forward, Inc. (a)	122,200	5,560,861
Murata Manufacturing Co. Ltd.	120,396	9,051,767
Nihon M&A Center Holdings, Inc.	386,100	6,078,453
Nitori Holdings Co. Ltd.	51,100	7,320,722
NSD Co. Ltd.	519,900	8,879,826
Olympus Corp.	804,200	17,995,622
Open House Group Co. Ltd.	194,500	10,069,892
ORIX Corp.	917,700	18,929,512
Outsourcing, Inc.	357,900	4,145,952
Pan Pacific International Holdings Ltd.	299,500	4,030,921
Recruit Holdings Co. Ltd.	259,400	12,821,781
Renesas Electronics Corp. (a)	1,433,100	16,447,420
Shin-Etsu Chemical Co. Ltd.	145,000	24,259,863
SMS Co., Ltd.	272,600	7,494,494
SoftBank Group Corp.	325,400	14,415,071
Sony Group Corp.	213,400	23,872,733
Sugi Holdings Co. Ltd.	72,300	4,241,458
Sumco Corp.	622,000	11,467,250
TechnoPro Holdings, Inc.	167,100	4,274,778
TIS, Inc.	241,800	6,359,500
Tokio Marine Holdings, Inc.	188,100	11,224,622
Tsuruha Holdings, Inc.	101,900	8,207,473
Yamato Holdings Co. Ltd.	212,900	4,533,546
Z Holdings Corp.	1,547,700	7,860,253
ZOZO, Inc.	450,400	12,002,005
TOTAL JAPAN		392,219,248
Korea (South) - 2.5%
KB Financial Group, Inc.	160,340	7,945,315
SK Hynix, Inc.	165,288	17,106,263
TOTAL KOREA (SOUTH)		25,051,578
New Zealand - 1.7%
EBOS Group Ltd.	416,179	10,699,003
Ryman Healthcare Group Ltd.	928,240	6,069,601
TOTAL NEW ZEALAND		16,768,604
Singapore - 2.3%
United Overseas Bank Ltd.	1,013,100	22,641,435
Taiwan - 10.9%
eMemory Technology, Inc.	134,000	7,829,122
MediaTek, Inc.	492,000	19,557,313
Taiwan Semiconductor Manufacturing Co. Ltd.	3,166,000	73,262,176
Win Semiconductors Corp.	646,000	8,009,175
TOTAL TAIWAN		108,657,786
United States of America - 1.6%
GI Dynamics, Inc. CDI (a)(c)	5,561,290	7,864
ResMed, Inc. CDI	679,762	15,439,741
Space Exploration Technologies Corp. Class A (a)(c)(d)	500	280,000
TOTAL UNITED STATES OF AMERICA		15,727,605
TOTAL COMMON STOCKS (Cost $674,506,535)		939,176,994

Preferred Stocks - 5.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	87,773	870,708
Nonconvertible Preferred Stocks - 4.9%
Korea (South) - 4.9%
Samsung Electronics Co. Ltd.	867,100	48,765,338
TOTAL PREFERRED STOCKS (Cost $44,455,738)		49,636,046

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	508,958	509,060
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	4,015,983	4,016,385
TOTAL MONEY MARKET FUNDS (Cost $4,525,445)		4,525,445

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $723,487,718)	993,338,485
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,825,774
NET ASSETS - 100.0%	997,164,259

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,598,432 or 1.0% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,150,708 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653
Space Exploration Technologies Corp. Class A	2/16/21	209,995

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,873,053	89,912,332	96,276,325	735	-	-	509,060	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	15,110,327	11,093,942	1,305	-	-	4,016,385	0.0%
Total	6,873,053	105,022,659	107,370,267	2,040	-	-	4,525,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.